COMPANY INFORMATION	9 Months Ended
Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
COMPANY INFORMATION
1.	COMPANY INFORMATION

Melco Crown Entertainment Limited (the “Company”) was incorporated in the Cayman Islands, with its American depository shares (“ADS”) listed on the NASDAQ Global Select Market under the symbol “MPEL” in the United States of America and its ordinary shares listed on the Main Board of The Stock Exchange of Hong Kong Limited (the “Hong Kong Stock Exchange”) under the stock code of “6883” in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”) until 4:00 p.m. on July 3, 2015, the date of the Company completed the voluntary withdrawal of the listing of its ordinary shares on the Main Board of the Hong Kong Stock Exchange.

The Company together with its subsidiaries (collectively referred to as the “Group”) is a developer, owner and operator of casino gaming and entertainment casino resort facilities in Asia. The Group currently operates Altira Macau, a casino hotel located at Taipa, the Macau Special Administrative Region of the People’s Republic of China (“Macau”), City of Dreams, an integrated urban casino resort located at Cotai, Macau and Taipa Square Casino, a casino located at Taipa, Macau. The Group’s business also includes the Mocha Clubs, which comprise the non-casino based operations of electronic gaming machines in Macau. The Group also majority owns and operates Studio City, a cinematically-themed integrated entertainment, retail and gaming resort in Cotai, Macau, which commenced operations on October 27, 2015. In the Philippines, Melco Crown (Philippines) Resorts Corporation (“MCP”), a majority-owned subsidiary of the Company whose common shares are listed on The Philippine Stock Exchange, Inc. under the stock code of “MCP”, through MCP’s subsidiary, MCE Leisure (Philippines) Corporation (“MCE Leisure”), currently operates and manages City of Dreams Manila, a casino, hotel, retail and entertainment integrated resort in the Entertainment City complex in Manila. City of Dreams Manila commenced operations on December 14, 2014, with a grand opening of the integrated resort on February 2, 2015.

As of December 31, 2015, the major shareholders of the Company were Melco International Development Limited (“Melco”), a Hong Kong-listed company, and Crown Resorts Limited (“Crown”), an Australian-listed corporation.

On May 9, 2016, the Company completed a repurchase of its 155,000,000 ordinary shares from a subsidiary of Crown and canceled the repurchased shares, followed by certain changes in the composition of the Board of Directors of the Company. Upon completion of this transaction, Melco became the controlling shareholder of the Company and for accounting purpose, the ultimate holding company of the Company.